INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
Schedule of income tax expense on consolidated statements of income

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Current tax
- Provision for the year	14,334	17,522	18,796
- Adjustment of prior years	(117)	(462)	(1,757)
Deferred taxation (Note 25)	(7,873)	6,258	1,718
	6,344	23,318	18,757

Schedule of reconciliation between actual income tax and expected income tax expense

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Earnings before income tax	48,615	109,169	94,400
Expected PRC income tax expense at a statutory tax rate of 25%	12,154	27,292	23,600
Tax effect of non-deductible expenses	3,281	5,948	4,509
Tax effect of non-taxable income	(8,330)	(8,096)	(5,827)
Tax effect of preferential tax rate (i)	(1,011)	(2,766)	(3,091)
Effect of income taxes at foreign operations	(730)	(222)	(128)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(65)	(701)	(850)
Tax effect of tax losses not recognized	1,087	1,391	2,243
Write-down of deferred tax assets	75	934	58
Adjustment of prior years	(117)	(462)	(1,757)
Actual income tax expense	6,344	23,318	18,757

Note:

(i)	The provision for PRC current income tax is based on a statutory income tax rate of 25% of the assessable income of the Group as determined in accordance with the relevant income tax rules and regulations of the PRC, except for certain entities of the Group in western regions in the PRC are taxed at preferential income tax rate of 15% through the year 2022. According to Announcement [2020] No. 23 of the Ministry of Finance (“ MOF”) “Announcement of the MOF, the State Taxation Administration and the National Development and Reform Commission on continuation of the income tax policy of western development enterprises”, the preferential tax rate of 15% extends from January 1, 2021 to December 31, 2030.